Note 5 - Loans, Net of Allowance for Credit Losses - Expected Credit Loss Sensitivity (Details) - Loans [member] - CAD ($) $ in Thousands	Jul. 31, 2023	Oct. 31, 2022	Jul. 31, 2022
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 2,697	$ 1,904	$ 1,699
Upside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	1,751
Variance from reported ECL	$ (946)
Variance from reported ECL (%)	(35.00%)
Baseline, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 2,242
Variance from reported ECL	$ (455)
Variance from reported ECL (%)	(17.00%)
Downside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 3,117
Variance from reported ECL	$ 420
Variance from reported ECL (%)	16.00%